Pledged Assets and Collateral	12 Months Ended
Dec. 31, 2025
Financial Instruments Pledged as Collateral [Abstract]
Pledged Assets and Collateral

Note 18: Pledged Assets and Collateral
Pledged Assets
We pledge financial assets that we own to counterparties for the collateralization of securities and other collateralized financing activities, to secure trust and public deposits, and to collateralize derivative contracts. See Note 17 (Securities Financing Activities) for additional information on securities financing activities. As part of our liquidity management strategy, we may also pledge assets to secure borrowings and letters of credit from Federal Home Loan Banks (FHLBs), to maintain potential borrowing capacity with FHLBs and at the discount window of the Board of Governors of the Federal Reserve System (FRB), and for other purposes as required or permitted by law or insurance statutory requirements. The collateral that we pledge may include our own collateral as well as collateral that we have received from third parties and have the right to repledge.

Table 18.1 provides the carrying values of assets recognized on our consolidated balance sheet that we have pledged to third parties. Assets pledged in transactions where our counterparty has the right to sell or repledge those assets are presented parenthetically on our consolidated balance sheet.

VIE RELATED. We also pledge assets in connection with various types of transactions entered into with VIEs, which are excluded from Table 18.1. These pledged assets can only be used to settle the liabilities of those entities. We also have loans recognized on our consolidated balance sheet which represent certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. See Note 15 (Securitizations and Variable Interest Entities) for additional information on consolidated and unconsolidated VIE assets.
Table 18.1: Pledged Assets

(in millions)	Dec 31, 2025	Dec 31, 2024
Pledged to counterparties that had the right to sell or repledge:
Trading assets (1)	$145,519	95,916
Available-for-sale debt securities	563	3,078
Loans	1,161	461
Total assets pledged to counterparties that had the right to sell or repledge	147,243	99,455
Pledged to counterparties that did not have the right to sell or repledge:
Trading assets (1)	6,953	6,078
Available-for-sale debt securities	150,765	97,025
Held-to-maturity debt securities	189,730	213,829
Loans	524,290	485,701
All other assets (1)	1,183	2,046
Total assets pledged to counterparties that did not have the right to sell or repledge	872,921	804,679
Total pledged assets	$1,020,164	904,134
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Collateral Accepted
We receive financial assets as collateral that we are permitted to sell or repledge. This collateral is obtained in connection with securities purchased under resale agreements and securities borrowing transactions, customer margin loans, and derivative contracts. We may use this collateral in connection with securities sold under repurchase agreements and securities lending transactions, derivative contracts, and short sales. At December 31, 2025 and 2024, the fair value of this collateral received that we have the right to sell or repledge was $469.2 billion and $288.7 billion, respectively, of which $309.3 billion and $142.2 billion, respectively, were sold or repledged.